Investments in Affiliates (Details) - USD ($) $ in Thousands	2 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Sep. 30, 2013	Oct. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock					$ 22,846	$ 2,233	$ 167,919
Equity in net earnings of affiliated companies					61,484	57,751	19,344
Investments in affiliates					381,746	344,453	335,303
Dividends received					$ 18,244	$ 14,595	10,126
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering	4,600,000	6,325,000	10,925,000
Proceeds From Issuance Of Common Limited Partners Units	$ 60,214
Proceeds from private placement of units to Navios Holdings	$ 14,967
Navios Partners | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | Private placement | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Number of shares issued-common stock		14,950,000
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings					2.00%
Payments to acquire common stock		$ 2,233	$ 3,168
Gain / (Loss) from the sale of shares by the equity method		$ 11,230	$ 15,991
General Partner units held by Navios Holdings					1,695,509
Common units held by Navios Holdings					15,344,310
Difference between carrying amount of investment and underlying equity in net assets of equity method investee					$ 32,300	$ 35,745
Equity in net earnings of affiliated companies					15,462	36,959	39,738
Investments in affiliates					115,432	114,387
Dividends received					$ 27,993	30,043	29,461
Ownership percentage of Navios Holdings					20.10%
Market value of the investment					$ 51,460
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates					175	525
Dividends received					$ 454	271	433
Ownership percentage of Navios Holdings					35.00%
Ownership Interest					50.00%
Profit Sharing Arrangement					Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Number of shares issued-common stock			94,097,529
Gain / (Loss) from the sale of shares by the equity method					$ 0	4,675
Difference between carrying amount of investment and underlying equity in net assets of equity method investee					1,480	1,293
Equity in net earnings of affiliated companies					43,299	19,513	(20,759)
Investments in affiliates					253,286	224,582
Dividends received					$ 18,244	$ 14,595	10,126
Ownership percentage of Navios Holdings					46.60%
Percentage of voting stock of Navios Holdings in Navios Acquisition					43.60%
Shares vested from the outstanding restricted stock				699,994
Market value of the investment					$ 219,661
Navios Acquisition | Private placement
Schedule Of Equity Method Investments [Line Items]
Gain / (Loss) from the sale of shares by the equity method							$ (6,171)
Navios Acquisition | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock			$ 160,001
Private placement of units to Navios Holdings			46,969,669